[Cover Page]

1998 ANNUAL REPORT
CENTENNIAL CALIFORNIA TAX EXEMPT TRUST
June 30, 1998

[Blank Page]

JAMES C. SWAIN
Chairman
Centennial California
Tax Exempt Trust

BRIDGET A. MACASKILL
President
Centennial California
Tax Exempt Trust


DEAR SHAREHOLDER,

In a year of excitement and volatility for stock markets here and abroad, tax-exempt money market funds, such as Centennial California Tax Exempt Trust, generally continued to provide relatively stable returns. True, the supply of and demand for tax-exempt securities are variable, causing fluctuations in yield on a month-to-month basis. Nevertheless, the overall pattern of tax-exempt yields generally tends to track the actions of the Federal Reserve Board, which raises and lowers short-term interest rates based on its view of inflation.
Because the Fed stayed on the sidelines for the entire fiscal year, tax-exempt yields remained relatively unchanged.

Two opposing forces have kept the Fed from raising or lowering rates. On one hand, the U.S. economy continues to grow at a strong pace, with the unemployment rate at just 4.5% and consumer confidence soaring. On the other hand, the Asian financial crisis shows no signs of easing, which has weakened global demand for goods and services. Since the United States is a major exporter to Asia, slackening demand and devalued currencies in the Far East have created a dampening effect on inflation. Remarkably, seven years into an economic expansion, U.S. inflation is now trending below 2%.

For the fiscal year ended June 30, 1998, the Centennial California Tax Exempt Trust produced a compounded annual yield of 2.86%. Without compounding, the corresponding yield was 2.82%. For investors in the combined 42% Federal and California state income tax bracket, this is equivalent to a taxable yield of 4.93% with compounding, and 4.86% without. On June 30, 1998, the seven-day annualized yields, with and without compounding, were 2.79% and 2.76%, respectively.(1) It is important to remember that an investment in the Trust is neither insured nor guaranteed by the U.S. government, and there is no assurance that the Trust will maintain a stable $1.00 share price in the future.

Generally speaking, securities that mature in several months pay higher yields than those maturing within days or weeks. The reason is that the issuer needs to compensate the investor for the risk that future inflation could trigger higher interest rates, which would create more-attractive investment opportunities. However, because of today's very low inflationary environment, tax-exempt money market securities with longer maturities have not offered much extra yield.

The California economy has improved dramatically in the last year or two, bolstered by the booming entertainment, manufacturing and high technology industries. Because investors and issuers assume there is very little additional risk in lower-quality credits, yields on these lower-quality credits are just marginally higher. We don't believe sacrificing credit quality for this slight benefit is worthwhile, particularly in light of the potential risks posed by the Asian economic crisis on California, which is a major trading partner.

During the rest of 1998 and beyond, we plan to continue monitoring global events so that we can position the portfolio accordingly. If the Asian crisis diminishes and the U.S. economy continues growing, then we would expect the Federal Reserve Board to raise short-term interest rates to keep inflation in check. In that event, we would keep the portfolio's maturity fairly short to allow us to reinvest at higher yeilds. however, if the U.S. economy should begin to slow and the Fed appears likely to lower short-term interest rates, then we would lengthen the portfolio's

3 Centennial Californina Tax Exempt Trust maturity to lock in higher yeilds. In either case, we will continue to invest conservatively, always keeping in mind your objectives of safety and liquidity.

Thank you for your confidence in Centennial California Tax Exempt Trust. We look forward to helping you reach your investment goals, part of our commitment to you as The Right Way to Invest.

Sincerely,

/S/ James C. Swain
James C. Swain


/S/ Bridget A. Macaskill
Bridget A. Macaskill
July 22, 1998

1. Compounded yields assume reinvestment of dividends. Past performance is not indicative of future results.

4 Centennial California Tax Exempt Trust

=============================================================================================================================
STATEMENT OF INVESTMENTS June 30, 1998
Centennial California Tax Exempt Trust


                                                                                          FACE                    VALUE
                                                                                          AMOUNT                  SEE NOTE 1
=============================================================================================================================
SHORT-TERM TAX-EXEMPT OBLIGATIONS - 97.3%
-----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA - 97.3%
-----------------------------------------------------------------------------------------------------------------------------
Agoura Hills, CA MH RRB, Oakridge Apts. Project, 3.55%                          1         $2,900,000              $2,900,000
-----------------------------------------------------------------------------------------------------------------------------
CA CDAU Apartment Development RRB, Whispering Winds Apts., Series D, 3.55%      1          5,750,000               5,750,000
-----------------------------------------------------------------------------------------------------------------------------
CA EDFAU IDV RB, Inland Empire Venture, LLC Project, 3.55%                      1          1,875,000               1,875,000
-----------------------------------------------------------------------------------------------------------------------------
CA EDFAU RB, California Independent System Project:
Series B, 3.40%                                                                 1          2,000,000               2,000,000
Series D, 3.50%                                                                 1          1,600,000               1,600,000
-----------------------------------------------------------------------------------------------------------------------------
CA GOB Tendered Option Certificates, Series 1998A, MBIA Insured, 4%             1          3,470,000               3,470,000
-----------------------------------------------------------------------------------------------------------------------------
CA HFFAU RRB, Catholic West Project, Series C, MBIA Insured, 3%                 1          5,000,000               4,999,751
-----------------------------------------------------------------------------------------------------------------------------
CA M-S-R PPA RB, San Juan Project, Sub. Lien, Series E, MBIA Insured, 3.10%     1          2,000,000               1,999,920
-----------------------------------------------------------------------------------------------------------------------------
CA PCFAU RB:
Chevron USA, Inc. Project, 3.65%, 5/15/99                                                  2,500,000               2,500,000
Pacific Gas, 3.35%, 8/6/98                                                      2          1,000,000               1,000,000
Southern California Edison Co. Project, Series C, 3.60%, 8/12/98                2          1,050,000               1,050,000
Southern California Edison Co. Project, Series D, 3.60%, 8/12/98                2          4,100,000               4,100,000
-----------------------------------------------------------------------------------------------------------------------------
CA PCFAU RRB, Pacific Gas & Electric:
Series A, 3.50%                                                                 1          2,700,000               2,700,000
Series C, 3.35%                                                                 1          3,400,000               3,400,000
-----------------------------------------------------------------------------------------------------------------------------
CA PCFAU SWD RB:
Shell Oil Co. Martinez Project, Series A, 3.35%                                 1          1,700,000               1,700,000
Western Waste Industries, Series A, 3.70%                                       1          1,500,000               1,500,000
-----------------------------------------------------------------------------------------------------------------------------
CA PCFAU SWD RR RB, Shell Martinez Refining, Series A, 3.40%                    1          5,300,000               5,300,000
-----------------------------------------------------------------------------------------------------------------------------
CA School Cash Reserve Program Authority Nts., Series A, AMBAC Insured,
4.75%, 7/2/98                                                                              7,965,000               7,965,229
-----------------------------------------------------------------------------------------------------------------------------
CA Statewide CDC IDV RB, Propak California Corp., Series B, 3.40%               1            700,000                 700,000
-----------------------------------------------------------------------------------------------------------------------------
CA University Board of Regents RB, 3.20%, 8/10/98                                          6,000,000               6,000,000
-----------------------------------------------------------------------------------------------------------------------------
Covina City, CA RA MH RRB, Shadowhills Apts., Inc., Series A, 3.70%             1          3,000,000               3,000,000
-----------------------------------------------------------------------------------------------------------------------------
Los Angeles Cnty., CA MTAU Sales Tax RB, Series SG54, AMBAC Insured, 3.60%      1          1,000,000               1,000,000
-----------------------------------------------------------------------------------------------------------------------------
Los Angeles Cnty., CA Pension Obligation RRB, Series A, 3.10%                   1          7,300,000               7,300,000
-----------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA Airport RB, Series SG61, 3.63%                                  1          6,000,000               6,000,000
-----------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA Department of Water RB, Power Project, 3.40%, 7/13/98                      3,000,000               3,000,000
-----------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA Wastewater System RB, 3.50%, 8/7/98                                        2,100,000               2,100,000
-----------------------------------------------------------------------------------------------------------------------------
Modesto, CA Irrigation District FAU RB, Series SG66, 3.58%                      1          5,500,000               5,500,000
-----------------------------------------------------------------------------------------------------------------------------
Oceanside, CA MH RRB, Lakeridge Apts. Project, 3.80%                            1          7,000,000               7,000,160
-----------------------------------------------------------------------------------------------------------------------------
Orange Cnty., CA Sanitation District COP, FGIC Insured, 3.50%                   1          1,000,000               1,000,000
-----------------------------------------------------------------------------------------------------------------------------
Pittsburg, CA Mortgage Obligation RRB, Series A, 3.61%                          1          7,000,000               7,000,035
-----------------------------------------------------------------------------------------------------------------------------
Riverside Cnty., CA HAU MH RB, McKinley Project, 3.30%                          1          6,300,000               6,300,082
-----------------------------------------------------------------------------------------------------------------------------
Sacramento Cnty., CA MH RRB, Issue A, 3.30%                                     1          3,400,000               3,400,071
-----------------------------------------------------------------------------------------------------------------------------
Sacramento Cnty., CA Tax & RAN, 4.50%, 9/30/98                                             3,700,000               3,708,488
-----------------------------------------------------------------------------------------------------------------------------
Sacramento, CA MUD RB, 3.35%, 8/5/98                                                       7,000,000               7,000,000
-----------------------------------------------------------------------------------------------------------------------------
San Bernardino Cnty., CA COP, West Valley Detention Center Project,
7.70%, 11/1/98                                                                  2          8,975,000               9,195,142


5


-----------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)
Centennial California Tax Exempt Trust


                                                                                          FACE                 VALUE
                                                                                          AMOUNT               SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
San Diego Cnty., CA Tax & RAN, 4.50%, 9/30/98                                             $4,920,000           $   4,930,262
-----------------------------------------------------------------------------------------------------------------------------
San Diego, CA MH RRB, Coral Point Apts. Project, Series A, 3.80%                1          2,500,000               2,500,000
-----------------------------------------------------------------------------------------------------------------------------
San Francisco, CA City & Cnty.:
International Airport RB, Series 88, 3.58%                                      1          1,700,000               1,700,000
Redevelopment FAU RRB, Yerba Buena Garden, 3.20%                                1          2,150,000               2,150,040
-----------------------------------------------------------------------------------------------------------------------------
San Marcos, CA RA MH Bonds, San Marcos Retirement Village Project, 4.33%        1          2,400,000               2,400,000
-----------------------------------------------------------------------------------------------------------------------------
Southern CA Metropolitan Water District Waterworks RRB, Series A,
AMBAC Insured, 3%                                                               1            600,000                 599,998
-----------------------------------------------------------------------------------------------------------------------------
Visalia, CA IDV RB, Akers West Assn., 3.25%                                     1          2,350,000               2,350,000

-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE                                                                     97.3%          151,644,178
-----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                  2.7             4,187,755
                                                                                        ------------          ---------------
NET ASSETS                                                                                     100.0%         $155,831,933
                                                                                        ============          ===============

To simplify the  listings of  securities,  abbreviations  are used per the table below:
CDAU - Communities Development Authority           MTAU - Metropolitan Transportation Authority
CDC - Community Development Corp.                  MUD - Municipal Utility District
COP - Certificates of Participation                PCFAU - Pollution Control Finance Authority
EDFAU - Economic Development Finance Authority     PPA - Public Power Agency
FAU - Finance Authority                            RA - Redevelopment Agency
GOB - General Obligation Bonds                     RAN - Revenue Anticipation Nts.
HAU - Housing Authority                            RB - Revenue Bonds
HFFAU - Health Facilities Finance Authority        RR - Resource Recovery
IDV - Industrial Development                       RRB - Revenue Refunding Bonds
MH - Multifamily Housing                           SWD - Solid Waste Disposal



1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on June 30, 1998. This instrument may also have a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.
2. Put  obligation  redeemable at full face value on the date reported.

See accompanying Notes to Financial Statements.

=============================================================================================================================
STATEMENT OF ASSETS AND LIABILITIES June 30, 1998
Centennial California Tax Exempt Trust


=============================================================================================================================
ASSETS
Investments, at value                                                                                           $151,644,178
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                 700,816
-----------------------------------------------------------------------------------------------------------------------------
Receivables:
Shares of beneficial interest sold                                                                                 3,543,970
Interest                                                                                                           1,129,573
-----------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                  4,695
                                                                                                        ---------------------
Total assets                                                                                                     157,023,232

=============================================================================================================================
LIABILITIES
Payables and other liabilities:
Shares of beneficial interest redeemed                                                                               902,838
Dividends                                                                                                            130,833
Service plan fees                                                                                                     87,362
Transfer and shareholder servicing agent fees                                                                         17,214
Other                                                                                                                 53,052
                                                                                                        ---------------------
Total liabilities                                                                                                  1,191,299

=============================================================================================================================
NET ASSETS                                                                                                      $155,831,933
                                                                                                        =====================

=============================================================================================================================
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                                 $155,854,808
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                                                             (22,875)
-----------------------------------------------------------------------------------------------------------------------------
Net assets - applicable to 155,854,808 shares of beneficial
interest outstanding                                                                                            $155,831,933
                                                                                                        =====================

=============================================================================================================================
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE                                                         $1.00


See accompanying Notes to Financial Statements.

=============================================================================================================================
STATEMENT OF OPERATIONS For the Year Ended June 30, 1998
Centennial California Tax Exempt Trust


=============================================================================================================================
INVESTMENT INCOME-Interest                                                                                        $5,773,872

=============================================================================================================================
EXPENSES
Management fees - Note 3                                                                                             801,264
-----------------------------------------------------------------------------------------------------------------------------
Service plan fees - Note 3                                                                                           320,662
-----------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees - Note 3                                                                68,783
-----------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                           39,178
-----------------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                                   24,979
-----------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                                                                                          14,378
-----------------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                                           11,100
-----------------------------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                                                            2,193
-----------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                  3,328
                                                                                                        ---------------------
Total expenses                                                                                                     1,285,865
Less assumption of expenses by Centennial Asset Management
Corporation - Note 3                                                                                                  (2,862)
Less expenses paid indirectly - Note 3                                                                               (21,684)
                                                                                                        ---------------------
Net expenses                                                                                                       1,261,319

=============================================================================================================================
NET INVESTMENT INCOME                                                                                              4,512,553

=============================================================================================================================
NET REALIZED LOSS ON INVESTMENTS                                                                                     (19,307)

=============================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                              $4,493,246
                                                                                                        =====================



=============================================================================================================================
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                           Year Ended June 30,
                                                                                           1998                 1997
=============================================================================================================================
OPERATIONS
Net investment income                                                                        $4,512,553           $3,586,720
-----------------------------------------------------------------------------------------------------------------------------
Net realized loss                                                                               (19,307)              (3,568)
                                                                                   ------------------------------------------
Net increase in net assets resulting from operations                                          4,493,246            3,583,152

=============================================================================================================================
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS                                                  (4,512,553)          (3,588,347)

=============================================================================================================================
BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from
beneficial interest transactions - Note 2                                                    23,912,099           13,106,174

=============================================================================================================================
NET ASSETS
Total increase                                                                               23,892,792           13,100,979
-----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                         131,939,141          118,838,162
                                                                                   ------------------------------------------
End of period                                                                              $155,831,933         $131,939,141
                                                                                   ==========================================


See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Centennial California Tax Exempt Trust


                                                 Year Ended June 30,
                                                 -------------------------------------------------------------------------
                                                       1998         1997          1996           1995           1994
==========================================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period                      $1.00        $1.00         $1.00         $1.00          $1.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations - net
investment income and net realized gain                     .03          .03           .03           .03            .02
Dividends and distributions to shareholders                (.03)        (.03)         (.03)         (.03)          (.02)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $1.00        $1.00         $1.00         $1.00          $1.00
                                                 =========================================================================

==========================================================================================================================
TOTAL RETURN(1)                                            2.86%        2.81%         2.97%         3.00%          1.82%
==========================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)               $155,832     $131,939      $118,838       $92,318        $60,376
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $160,317     $129,087      $112,911       $71,278        $65,520
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                      2.81%        2.78%         2.94%         2.99%          1.79%
Expenses, before voluntary assumption
by the Manager(2)                                          0.80%        0.82%         0.80%         0.83%          0.87%
Expenses, net of voluntary assumption
by the Manager                                             0.79%        0.80%         0.79%         0.80%          0.80%



1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only.
2. Beginning in fiscal 1995, the expense ratio reflects the effect of gross expenses paid indirectly by the Trust. Prior year expense ratios have not been adjusted.


See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Centennial California Tax Exempt Trust


1.  SIGNIFICANT ACCOUNTING POLICIES
Centennial  California  Tax Exempt  Trust (the  Trust) is  registered  under the
Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust's investment objective is to seek the maximum current interest income exempt from Federal and California personal income taxes for individual investors as is consistent with preservation of capital. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Trust.

INVESTMENT VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

FEDERAL TAXES. The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS. The Trust intends to declare dividends from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. To effect its policy of maintaining a net asset value of $1.00 per share, the Trust may withhold dividends or make distributions of net realized gains.

OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes. The Trust concentrates its investments in California and, therefore, may have more credit risks related to the economic conditions of California than a portfolio with a broader geographical diversification.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.

2.  SHARES OF BENEFICIAL INTEREST
The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                   Year Ended June 30, 1998               Year Ended June 30, 1997
                                                   Shares            Amount               Shares            Amount
Sold                                                 587,035,412     $ 587,035,412           400,712,797    $ 400,712,797
Dividends and distributions reinvested                 4,414,987         4,414,987             3,470,265        3,470,265
Redeemed                                            (567,538,300)     (567,538,300)         (391,076,888)    (391,076,888)
                                                   --------------   ---------------      ----------------  ---------------
Net increase                                          23,912,099     $  23,912,099            13,106,174    $  13,106,174
                                                   ==============    ==============       ===============   =============






3.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.50% of the first $250 million of net assets; 0.475% of the next $250 million of net assets; 0.45% of the next $250 million of net assets; 0.425% of the next $250 million of net assets and 0.40% of net assets in excess of $1 billion. The Manager has voluntarily undertaken to assume Trust expenses in excess of 0.80% of average annual net assets.

Shareholder Services, Inc. (SSI), a subsidiary of OFI, is the transfer and shareholder servicing agent for the Trust and for other registered investment companies. SSI's total costs of providing such services are allocated ratably to these companies.

Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Trust.

Under an approved plan of distribution, the Trust may expend up to 0.20% of its net assets annually to reimburse the Manager, as distributor, for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Trust, including amounts paid to brokers, dealers, banks and other institutions.

INDEPENDENT AUDITORS' REPORT
Centennial California Tax Exempt Trust

The Board of Trustees and Shareholders of
Centennial California Tax Exempt Trust:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Centennial California Tax Exempt Trust as of June 30, 1998, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended June 30, 1998 and 1997, and the financial highlights for the period July 1, 1993 to June 30, 1998. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Centennial California Tax Exempt Trust at June 30, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.




DELOITTE & TOUCHE LLP

Denver, Colorado
July 22, 1998

FEDERAL INCOME TAX INFORMATION (Unaudited)
Centennial California Tax Exempt Trust


In early 1999, shareholders will receive information regarding all dividends and distributions paid to them by the Trust during calendar year 1998. Regulations of the U.S. Treasury Department require the Trust to report this information to the Internal Revenue Service.

None of the dividends paid by the Trust during the fiscal year ended June 30, 1998 are eligible for the corporate dividend-received deduction. The dividends were derived from interest on municipal bonds and are not subject to federal income tax. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.

The foregoing information is presented to assist shareholders in reporting distributions received from the Trust to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

12
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CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

OFFICERS AND TRUSTEES
James C. Swain, Chairman and Chief Executive Officer
Bridget A. Macaskill, Trustee and President
Robert G. Avis, Trustee
William A. Baker, Trustee
Charles Conrad, Jr., Trustee
Jon S. Fossel, Trustee
Sam Freedman, Trustee
Raymond J. Kalinowski, Trustee
C. Howard Kast, Trustee
Robert M. Kirchner, Trustee
Ned M. Steel, Trustee
George C. Bowen, Trustee, Vice President, Treasurer and Assistant Secretary Andrew J. Donohue, Vice President and Secretary
Michael J. Carbuto, Vice President
Robert J. Bishop, Assistant Treasurer
Scott T. Farrar, Assistant Treasurer
Robert G. Zack, Assistant Secretary

INVESTMENT ADVISOR AND DISTRIBUTOR
Centennial Asset Management Corporation

TRANSFER AND SHAREHOLDER SERVICING AGENT
Shareholder Services, Inc.

CUSTODIAN OF PORTFOLIO SECURITIES
Citibank, N.A.

INDEPENDENT AUDITORS
Deloitte & Touche LLP

LEGAL COUNSEL
Myer, Swanson, Adams & Wolf, P.C.

This is a copy of a report to shareholders of Centennial California Tax Exempt Trust. This report must be preceded or accompanied by a Prospectus of Centennial California Tax Exempt Trust. For material information concerning the Trust, see the Prospectus.

For shareholder servicing, call:
1-800-525-9310 (in U.S.)
303-768-3200 (outside U.S.)

Or write:
Shareholder Services, Inc.
P.O. Box 5143
Denver, CO 80217-5143


RA0180.001.0698